Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555